Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 10
Cost of revenue		22
Gross loss		(12)
Research and development, net	2,189	3,518	7,095
Marketing	774	1,192	1,937
Marketing with related party		172	745
General and administrative	4,040	3,582	4,401
Other expense, net	413
Total operating loss	7,416	8,476	14,178
Financial expenses, net	145	45	1,369
Loss from continuing operations	7,561	8,521	15,547
Net loss from discontinued operations	3,686		1,317
Loss for the year	11,247	8,521	16,864
Other comprehensive income:
Foreign currency translation differences			(230)
Other comprehensive income for the year, net			(230)
Total comprehensive loss	$ 11,247	$ 8,521	$ 16,634
Net loss per share from continuing operations – basic (in Dollars per share)	$ (0.005)	$ (0.02)	$ (0.07)
Net loss per share from continuing operations – diluted (in Dollars per share)	(0.005)	(0.02)	(0.07)
Net loss per share from discontinued operations – basic (in Dollars per share)	(0.002)		(0.01)
Net loss per share from discontinued operations – diluted (in Dollars per share)	$ (0.002)		$ (0.01)
Weighted average shares outstanding – basic (in Shares)	1,488,257,310	417,642,811	236,645,676
Weighted average shares outstanding – diluted (in Shares)	1,488,257,310	417,642,811	236,645,676